Consolidated Statement Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net earnings (loss)	$ 23,522	$ 14,322	$ (16,259)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation and amortization expense	5,190	5,400	6,549
Net gain on disposition of assets	(23,813)	(7,794)	(2,750)
Net (gain) loss on derivatives and convertible debt	(6,377)	(11,578)	14,430
Equity in loss of joint venture	244
Amortization of deferred financing costs	597	714	1,292
Amortizaton of debt discount			38
Loss on extinguishment of debt	2,187	213	278
Gain on debt conversion			(88)
Impairment loss	1,477	3,708	2,921
Stock-based compensation and long term incentive plan expense	305	285	34
Amortization of warrant issuance cost	12	58	58
Changes in operating assets and liabilities:
(Increase) decrease in assets	(244)	442	(63)
Decrease in liabilities	(432)	(800)	(933)
Net cash provided by operating activities	2,668	4,970	5,507
Cash flows from investing activities:
Additions to hotel properties	(3,446)	(3,853)	(3,034)
Investment in joint venture	(9,280)
Acquisitions of hotel properties	(22,450)	(42,592)
Proceeds from sale of hotel assets	58,593	53,306	21,316
Net changes in capital expenditure escrows	(1,475)	(1,463)	(340)
Net cash provided by investing activities	21,942	5,398	17,942
Cash flows from financing activities:
Deferred financing costs	(136)	(865)	(485)
Principal payments on long-term debt	(39,965)	(51,868)	(22,207)
Proceeds from long-term debt	15,925	44,620
Payments on revolving debt	(10,305)	(39,056)	(30,843)
Proceeds from revolving debt	10,198	41,152	29,692
Debt early extinguishment penalties	(1,752)		(120)
Series D Preferred Stock issuance	28,881
Series A and B Preferred Stock redemption, including accumulated dividends	(20,167)
Cash dividends paid to common shareholders	(198)
Cash dividends paid to Series C and D Preferred Shareholders	(3,598)
Proceeds from common stock issued in rights offering		346	860
Rights offering issuance costs			(218)
Other items	(37)
Net cash used in financing activities	(21,154)	(5,671)	(23,321)
Increase in cash and cash equivalents	3,456	4,697	128
Cash and cash equivalents, beginning of year	4,870	173	45
Cash and cash equivalents, end of year	8,326	4,870	173
Supplemental cash flow information:
Interest paid, net of amounts capitalized	4,229	5,085	7,119
Income taxes paid	37
Schedule of noncash investing and financing activities:
Unamortized debt discount			113
Convertible loan embedded derivative			(151)
Debt converted to common stock			(2,000)
Common stock issued on conversion of debt			$ 1,950
Debt assumed in acquisitions		11,220
Fair Value of CHLP operating units issued in acquisitions	50	$ 450
In kind dividends deemed on preferred stock	$ 20,218